Financial Risk Management and Fair Values Measurement - Additional Information (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [Line Items]
Cash and bank deposits balances	¥ 238,675	¥ 204,383
Interest and other income	¥ 16,729	¥ 14,341	¥ 15,560
Foreign currency cash and deposits, percentage	1.80%	3.10%
Certificates of deposits	¥ 10,010	¥ 15,000
Interest rate risk [member]
Disclosure of detailed information about financial instruments [Line Items]
Short-term bank deposits from ultimate holding company	19,165	26,706
Cash and bank deposits balances	342,201	334,777
Interest and other income	¥ 16,361	¥ 14,332
Average interest rate	3.00%	3.02%
Sensitivity analysis, percentage	1.00%	1.00%
Sensitivity analysis, increase/decrease in profit for the year and total equity	¥ 4,396	¥ 3,779
WMPs, Monetary funds and other investment products	199,741	117,289
Interest-bearing other financial assets measured at amortized cost	34,426	36,837
Certificates of deposits	¥ 10,010	¥ 15,000